Pension and Other Postretirement Benefits - Components of Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Pension Benefits
Components of net periodic benefit cost [Abstract]
Service cost	$ 3.5	$ 4.2	$ 3.7
Interest cost	2.2	1.8	1.5
Expected return on plan assets	(2.0)	(1.7)	(1.5)
Recognized net actuarial loss	0.7	1.1	0.5
Recognized prior service cost	0.3	0.4	0.4
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	0	1.7	0
Net periodic benefit cost	4.7	7.5	4.6
Changes in plan assets and benefit obligation recognized in other comprehensive income or loss [Abstract]
Net (gain) loss	1.7	(2.1)	6.3
Recognized loss	(0.7)	(1.1)	(0.6)
Recognized prior service cost	(0.3)	(0.4)	(0.4)
Loss adjustment due to Spin-Off	0	0	10.8
Currency translation	0	0	0.1
Total recognized in other comprehensive income or loss (before tax effects)	0.7	(3.6)	16.2
Estimated net actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost	0.9
Prior service cost expected to be reclassified from accumulated other comprehensive income into net periodic benefit cost	0.3
U.S. Plans, Pension Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Rate of compensation increase	3.00%	3.00%	3.00%
Expected return on plan assets	5.99%	6.00%	8.50%
Candian Plans, Pension Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate	4.87%	4.25%	5.15%
Rate of compensation increase	2.75%	3.00%	3.00%
Expected return on plan assets	6.00%	6.25%	6.25%
Other Benefits
Components of net periodic benefit cost [Abstract]
Service cost	1.9	2.4	2.3
Interest cost	4.5	4.0	4.1
Recognized net actuarial loss	0.4	1.7	0.6
Recognized prior service cost	(2.4)	(1.1)	(1.2)
Net periodic benefit cost	4.4	7.0	5.8
Changes in plan assets and benefit obligation recognized in other comprehensive income or loss [Abstract]
Net (gain) loss	12.8	(14.9)	5.1
Recognized loss	(0.4)	(1.7)	(0.6)
Prior service cost	0	(3.5)	0
Recognized prior service cost	2.4	1.1	1.2
Loss adjustment due to Spin-Off	0	0	11.2
Currency translation	0	0	0.1
Total recognized in other comprehensive income or loss (before tax effects)	14.8	(19.0)	17.0
Estimated net actuarial loss to be reclassified from accumulated other comprehensive income into net periodic benefit cost	1.4
Prior service cost expected to be reclassified from accumulated other comprehensive income into net periodic benefit cost	$ (1.6)
U.S. Plans, Other Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Rate of compensation increase	3.00%	3.00%	3.00%
Canadian Plans, Other Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate	5.01%	4.39%	5.26%
Rate of compensation increase	2.75%	3.00%	3.00%
(Pre Spin) | U.S. Plans, Pension Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate			5.05%
(Pre Spin) | U.S. Plans, Other Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate			5.13%
(Post-Spin) | U.S. Plans, Pension Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate	5.15%	4.13%	4.82%
(Post-Spin) | U.S. Plans, Other Benefits
Weighted-average assumptions used to determine net benefit cost [Abstract]
Discount rate	5.21%	3.96%	4.86%